CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
CURRENT ASSETS:
Cash and cash equivalents	$ 7,679	$ 6,693
Short-term investments	9,843	19,557
Trade receivables	7,309	8,557
Inventory	1,171	3,459
Other accounts receivable	1,470	1,792
Total current assets	27,472	40,058
NON-CURRENT ASSETS:
Inventory	3,070	1,913
Prepaid expenses	2,850	3,220
Call option to non-controlling interests, net	0	147
Long-term deposits	301	328
Right-of-use assets	5,827	7,214
Deferred taxes	1,448	2,055
Total non-current assets	13,496	14,877
PROPERTY AND EQUIPMENT, NET	4,961	4,892
GOODWILL	19,131	32,965
INTANGIBLE ASSETS, NET	15,699	20,257
Total assets	80,759	113,049
CURRENT LIABILITIES:
Credit from banks and others	2,206	2,160
Current maturities of lease liabilities	2,131	2,435
Deferred revenues	316	304
Income taxes payable	231	119
Trade payables	3,649	3,884
Liability For Acquisition Of Non-controlling Interests	8,540	0
Other payables	9,468	8,536
Total current liabilities	26,541	17,438
NON-CURRENT LIABILITIES:
Loans from banks	8,197	10,460
Deferred taxes	2,000	2,313
Lease liabilities	3,584	4,804
Employee benefit liabilities	1,189	1,573
Total non-current liabilities	14,970	19,150
Total liabilities	41,511	36,588
Attributable to equity holders of the Company:
Issued capital	48	48
Additional paid-in capital	156,690	156,334
Treasury shares	(2)	(2)
Foreign currency translation reserve	(6,351)	(5,294)
Capital reserve for options	1,514	1,514
Capital reserve for remeasurement gains on defined benefit plans	1,192	1,058
Capital Reserve From Transactions With Non-controlling Interests	(5,618)	0
Accumulated deficit	(108,225)	(80,130)
Total	39,248	73,528
Non-controlling interests	0	2,933
Total equity	39,248	76,461
Total liabilities and equity	$ 80,759	$ 113,049